the RODNEY SQUARE
                                  FUND

                                      &

                              the RODNEY SQUARE
                                  TAX-EXEMPT
                                  FUND

                                      LOGO
                                [GRAPHIC OMITTED]

                                  ANNUAL REPORT
                               SEPTEMBER 30, 1998

THE RODNEY SQUARE FUND & THE RODNEY SQUARE TAX-EXEMPT FUND
----------------------------------------------------------
    PRESIDENT'S MESSAGE
================================================================================

DEAR SHAREHOLDER:
     The management of the Rodney Square Fund and the Rodney Square Tax-Exempt Fund is pleased to report to you on the Funds' activities for the fiscal year ended September 30, 1998.

INVESTMENT RESULTS*
     The U.S. Government Portfolio paid shareholders dividends of $0.051 per share during the year, the Money Market Portfolio paid dividends of $0.051 per share and the Rodney Square Tax-Exempt Fund paid dividends of $0.031 per share. Based on the Portfolios' net asset value of $1.00 per share, these dividends represented total returns of 5.19%, 5.26% and 3.11%, respectively.

ECONOMIC OVERVIEW
     The Funds' fiscal year was marked by persistent turmoil in world economic and financial markets. Beginning in Malaysia and Indonesia last summer, crisis situations developed in Japan and the rest of Asia by mid-October. By fiscal year end, the list of economic and financial shocks grew to include the economic collapse in Russia. While Russia is not a major global economic power, its default and currency devaluation in August undermined confidence in emerging markets in Latin America and Eastern Europe. Recently, we have added worries about the systemic financial threat posed by huge trading losses in hedge funds and banks. As capital fled everything other than the highest quality assets, i.e., U.S. Treasuries, world equity markets weakened and credit spreads spiked sharply higher. Concerns have arisen that risk aversion and desire for liquidity will lead to a global credit crunch.

     So far, the U.S. economy has withstood the world financial turmoil. To date, the strong underlying fundamentals have enabled the U.S. economy to resist the outsized drags from foreign trade and inventories. Historically low unemployment, low interest rates, a buoyant stock market, and strong wage growth have underpinned healthy consumer confidence and domestic demand. Domestic demand growth was strong enough during the first half of the fiscal year that the Fed maintained a tightening bias regarding monetary policy. However, signs of moderating growth developed during the latter part of the period as the Asian drag took a visible toll on manufacturing. The moderation in growth bought the Fed time to assess the countervailing forces impacting the economy. In his testimony before Congress in July, Fed Chairman Alan Greenspan acknowledged the likelihood of intensified troubles in Asia. However, he clearly stated that the Federal Open Market Committee (FOMC) saw the risks to the U.S. weighted toward accelerating inflation rather than a period of protracted weakness.

     The markets, however, took a less sanguine view of U.S. economic prospects. Rates tumbled in the U.S. as market participants assessed the likely impact the turbulence in world markets would have domestically. It became increasingly apparent that the U.S. would not be immune from deteriorating world economic conditions. With the Russian devaluation and debt default serving as a trigger, yields fell nearly 100 basis points across the treasury yield curve as investors seeking a safe haven poured into the U.S. Treasury bond market. Yields in the money market also plunged as it became increasingly likely the Fed would need to ease monetary policy.

-------------
* PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. AN INVESTMENT IN EITHER FUND IS NEITHER INSURED NOR GUARANTEED BY WILMINGTON TRUST COMPANY OR ANY OTHER BANKING INSTITUTION, THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC), THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. THERE CAN BE NO ASSURANCE THAT EITHER FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00.

THE RODNEY SQUARE FUND & THE RODNEY SQUARE TAX-EXEMPT FUND
----------------------------------------------------------
    PRESIDENT'S MESSAGE -- CONTINUEd
================================================================================

     The Fed did trim its federal funds rate target a quarter of a point, to 5.25% on September 29. The cautious reduction in the funds rate did little to comfort the fragile financial markets that were further rattled by news of a Fed orchestrated bailout of a large hedge fund. The Treasury market rallied sharply again with the 30 year bond hitting historic lows around 4.75% in early October. In a move that surprised financial markets, the Fed unexpectedly reduced the overnight bank lending rate an additional quarter of a percentage point to 5.00% only 17 days later on October 15. It was the first time the FOMC changed interest rates between meetings in more than four years. The Fed cited "growing caution by lenders and unsettled conditions in financial markets..." as reasons for thE move.

     Going forward, considerable uncertainty exists about the outlook for the U.S. economy for the remainder of this year and into 1999. Mr. Greenspan in a recent speech before the National Association of Business Economists left little doubt that global conditions COULD push the economy into recession; although current conditions do not point to such an outcome. However, restoring liquidity and rebuilding investor confidence from unsettled financial market conditions should keep the Fed in an accommodative mode.

INVESTMENT STRATEGY
     As noted in the economic overview, markets experienced a good deal of interest rate volatility during the past fiscal year. This volatility resulted from changing market perceptions with regard to the effect world financial market instability would have on the U.S. economy and the direction of monetary policy. Rodney Square Management Corporation, the Funds' adviser, attempts to anticipate these swings in market psychology and directional changes in interest rates. Within the context of regulatory and liquidity constraints, the Funds' adviser then adjusts each Portfolio's weighted average maturity in an effort to maximize the return to shareholders. Judging by the favorable returns of each Portfolio versus its peer group, the Funds' adviser believes it had success this past year.

     As measured by IBC's Money Fund Report, the Money Market Portfolio had a 12-month return of 5.26% versus 5.07% for IBC's First Tier fund average; the U.S. Government Portfolio returned 5.19% versus 5.03% for IBC's Government and Agency average; while the Tax-Exempt Fund had a 12-month return of 3.11% versus a 3.06% for IBC's Stockbroker and General Purpose Category average.

     We are pleased that we were able to continue to provide shareholders with highly competitive returns this past fiscal year. More importantly, we are pleased that we have provided shareholders with consistently competitive returns through the years.

     We invite your comments and questions and we thank you for your investment in the Funds.

                                                Sincerely,

                                                /s/  ROBERT J. CHRISTIAN

                                                Robert J. Christian
                                                President

October 27, 1998

THE RODNEY SQUARE FUND / U.S. GOVERNMENT PORTFOLIO
--------------------------------------------------
    INVESTMENTS / SEPTEMBER 30, 1998
    (Showing Percentage of Total Value of Net Assets)
================================================================================

                                                                                                  PRINCIPAL               VALUE
                                                                                                    AMOUNT               (NOTE 2)
                                                                                                 -----------           ------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 53.0%
  FEDERAL FARM CREDIT BANKS NOTES -- 18.7%
   Federal Farm Credit Banks Notes, 5.53%, 10/01/98 ................................             $ 5,000,000           $  5,000,000
   Federal Farm Credit Banks Notes, 5.44%, 10/01/98* ...............................              10,000,000              9,994,185
   Federal Farm Credit Banks Notes, 5.42%, 10/03/98* ...............................              50,000,000             49,980,195
   Federal Farm Credit Banks Notes, 5.38%, 10/17/98* ...............................              20,000,000             19,991,576
   Federal Farm Credit Banks Notes, 5.37%, 10/23/98* ...............................              20,000,000             19,987,250
   Federal Farm Credit Banks Notes, 5.51%, 11/02/98 ................................               5,000,000              4,999,118
   Federal Farm Credit Banks Notes, 5.70%, 11/03/98 ................................              20,000,000             20,000,125
   Federal Farm Credit Banks Notes, 5.50%, 04/01/99 ................................              10,000,000              9,993,678
   Federal Farm Credit Banks Notes, 5.50%, 08/03/99 ................................              10,000,000              9,992,949
                                                                                                                       ------------
                                                                                                                        149,939,076
                                                                                                                       ------------
FEDERAL FARM CREDIT BANKS DISCOUNT NOTES -- 2.5%
   Federal Farm Credit Banks Discount Notes, 5.22%, 12/23/98 .......................              10,000,000              9,879,650
   Federal Farm Credit Banks Discount Notes, 5.20%, 02/05/99 .......................              10,000,000              9,816,556
                                                                                                                       ------------
                                                                                                                         19,696,206
                                                                                                                       ------------
FEDERAL HOME LOAN BANKS NOTES -- 8.9%
   Federal Home Loan Banks Notes, 5.69%, 10/02/98 ..................................               5,000,000              4,999,990
   Federal Home Loan Banks Notes, 5.42%, 10/05/98* .................................               5,000,000              4,997,641
   Federal Home Loan Banks Notes, 5.79%, 10/23/98 ..................................               5,000,000              4,999,859
   Federal Home Loan Banks Notes, 5.84%, 12/17/98 ..................................              10,230,000             10,234,276
   Federal Home Loan Banks Notes, 5.80%, 12/18/98 ..................................               5,000,000              5,000,663
   Federal Home Loan Banks Notes, 5.58%, 03/11/99 ..................................               5,000,000              4,998,056
   Federal Home Loan Banks Notes, 5.65%, 04/09/99 ..................................               8,005,000              8,005,492
   Federal Home Loan Banks Notes, 5.71%, 05/05/99 ..................................               5,000,000              4,999,820
   Federal Home Loan Banks Notes, 5.53%, 06/10/99 ..................................               5,000,000              4,994,546
   Federal Home Loan Banks Notes, 5.61%, 06/18/99 ..................................               5,000,000              5,000,275
   Federal Home Loan Banks Notes, 5.54%, 07/13/99 ..................................               5,000,000              4,999,453
   Federal Home Loan Banks Notes, 6.03%, 10/01/99 ..................................               8,000,000              8,080,575
                                                                                                                       ------------
                                                                                                                         71,310,646
                                                                                                                       ------------
FEDERAL HOME LOAN BANKS DISCOUNT NOTES -- 18.6%
   Federal Home Loan Banks Discount Notes, 5.34%, 10/21/98 .........................              15,000,000             14,955,361
   Federal Home Loan Banks Discount Notes, 5.30%, 10/28/98 .........................               6,200,000              6,175,355
   Federal Home Loan Banks Discount Notes, 5.40%, 11/12/98 .........................              34,457,000             34,239,921
   Federal Home Loan Banks Discount Notes, 5.36%, 11/12/98 .........................              10,000,000              9,937,467
   Federal Home Loan Banks Discount Notes, 5.40%, 11/18/98 .........................              17,092,000             16,968,938
   Federal Home Loan Banks Discount Notes, 5.22%, 12/16/98 .........................              10,000,000              9,889,800
   Federal Home Loan Banks Discount Notes, 5.20%, 12/23/98 .........................               6,609,000              6,529,765
   Federal Home Loan Banks Discount Notes, 5.24%, 02/24/99 .........................              12,080,000             11,823,287
   Federal Home Loan Banks Discount Notes, 5.01%, 03/05/99 .........................               5,000,000              4,892,146
   Federal Home Loan Banks Discount Notes, 5.17%, 03/10/99 .........................              10,000,000              9,770,222
   Federal Home Loan Banks Discount Notes, 5.05%, 03/24/99 .........................              25,000,000             24,388,704
                                                                                                                       ------------
                                                                                                                        149,570,966
                                                                                                                       ------------

    The accompanying notes are an integral part of the financial statements.

THE RODNEY SQUARE FUND / U.S. GOVERNMENT PORTFOLIO
--------------------------------------------------
    INVESTMENTS -- CONTINUED
================================================================================

                                                                                                  PRINCIPAL               VALUE
                                                                                                    AMOUNT               (NOTE 2)
                                                                                                 -----------           ------------
  FEDERAL HOME LOAN MORTGAGE CORPORATION DISCOUNT NOTES -- 1.2%
     Federal Home Loan Mortgage Corporation Discount Notes, 5.28%, 12/18/98 .............        $10,000,000           $  9,885,600
                                                                                                                       ------------
  STUDENT LOAN MARKETING ASSOCIATION NOTES -- 3.1%
     Student Loan Marketing Association Notes, 5.40%, 02/10/99 ..........................         10,000,000              9,998,199
     Student Loan Marketing Association Notes, 5.53%, 03/04/99 ..........................         10,000,000              9,991,365
     Student Loan Marketing Association Notes, 5.53%, 07/16/99 ..........................          5,000,000              4,998,081
                                                                                                                       ------------
                                                                                                                         24,987,645
                                                                                                                       ------------
         TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
            (COST $425,390,139) ............................................................................            425,390,139
                                                                                                                       ------------
REPURCHASE AGREEMENTS -- 47.0%
   With Canadian Imperial Bank of Commerce: at 5.50%, dated 09/30/98, to be repurchased at $70,951,838 on 10/01/98, collateralized by
      $72,359,820  of  various  U.S.  Government  Agency   Obligation
      Securities with various coupon rates and maturities to 01/01/35 ...................         70,941,000             70,941,000
   With Dean Witter  Reynolds, Inc.: at 5.67%, dated 09/30/98, to  be
      repurchased at  $106,016,695 on  10/01/98,  collateralized   by
      $108,121,544   of  various  U.S. Government  Agency  Obligation
      Securities with various coupon rates and maturities to  09/01/28 ..................        106,000,000            106,000,000
   With CS First Boston,  Inc.:  at  5.67%,  dated  09/30/98,  to  be repurchased at  $200,031,500  on  10/01/98,  collateralized  by
      $208,808,385 of Federal Home Loan Mortgage Corporation Discount
      Notes with various rates and maturities to 03/19/99 ...............................        200,000,000            200,000,000
                                                                                                                       ------------
         TOTAL REPURCHASE AGREEMENTS (COST $376,941,000) ...................................................            376,941,000
                                                                                                                       ------------

TOTAL INVESTMENTS (COST $802,331,139)(DAGGER) -- 100.0% ....................................................            802,331,139

OTHER ASSETS AND LIABILITIES, NET -- 0.0% .................................................................                (178,303)
                                                                                                                       ------------

NET ASSETS -- 100.0% .......................................................................................           $802,152,836
                                                                                                                       ============

* Denotes a Variable or Floating Rate Note. Variable or Floating Rate Notes are instruments whose rates change periodically. The rates shown are the interest rates as of September 30, 1998. The dates shown are the next dates the interest rates on the instruments are scheduled to be reset.
(DAGGER) Cost for federal income tax purposes.

    The accompanying notes are an integral part of the financial statements.

THE RODNEY SQUARE FUND / MONEY MARKET PORTFOLIO
-----------------------------------------------
    INVESTMENTS / SEPTEMBER 30, 1998
    (Showing Percentage of Total Value of Net Assets)
================================================================================

                                                                                 MOODY'S/S&P          PRINCIPAL           VALUE
                                                                                   RATING              AMOUNT            (NOTE 2)
                                                                                 -----------         -----------       ------------
CERTIFICATES OF DEPOSIT -- 24.4%
  U.S. BANKS, U.S. BRANCHES -- 2.1%
     Bank of America, 5.55%, 10/22/98 .....................................        P-1, A-1+         $25,000,000       $ 25,000,000
     LaSalle National Bank, 5.55%, 02/05/99 ...............................        P-1, A-1+          10,000,000          9,998,665
                                                                                                                       ------------
                                                                                                                         34,998,665
                                                                                                                       ------------
  FOREIGN BANKS, FOREIGN CENTERS -- 4.1%
     Abbey National, 5.63%, 10/27/98 ......................................        P-1, A-1+          10,000,000          9,999,707
     Barclay's Bank, PLC, 5.61%, 10/22/98 .................................        P-1, A-1+          25,000,000         25,000,142
     Bayerische Landesbank, 5.88%, 11/30/98 ...............................        P-1, A-1+          10,000,000         10,007,135
     Bayerische Vereinsbank, 5.64%, 10/28/98 ..............................        P-1, A-1+          25,000,000         25,000,091
                                                                                                                       ------------
                                                                                                                         70,007,075
                                                                                                                       ------------
  FOREIGN BANKS, U.S. BRANCHES -- 18.2%
     ABN-AMRO Bank, 5.45%, 01/13/99 .......................................        P-1, A-1+          40,000,000         40,004,382
     Bank of Montreal, 5.87%, 11/25/98 ....................................        P-1, A-1+          10,000,000         10,000,967
     Bank of Nova Scotia, 5.80%, 10/06/98 .................................        P-1, A-1+           5,000,000          4,999,967
     Banque Nationale de Paris, 5.45%, 11/30/98 ...........................        P-1, A-1           11,000,000         10,900,083
     Bayerische Hypotheken-Und Vereinsbank, 5.62%, 01/12/99 ...............        P-1, A-1+          20,000,000         19,990,746
     Bayerische Landesbank, NY, 5.46%, 10/26/98* ..........................        P-1, A-1+          25,000,000         24,993,601
     Bayerische Landesbank, NY, 4.97%, 03/29/99 ...........................        P-1, A-1+          25,000,000         24,382,823
     Canadian Imperial Bank of Commerce, 5.52%, 10/05/98 ..................        P-1, A-1+          15,000,000         15,000,000
     Canadian Imperial Bank of Commerce, 5.42%, 12/17/98 ..................        P-1, A-1+          25,000,000         25,000,000
     Credit Agricole Indosuez, 5.62%, 10/21/98 ............................        P-1, A-1+          25,000,000         25,000,000
     Credit Agricole Indosuez, 5.73%, 04/16/99 ............................        P-1, A-1+           9,250,000          9,247,316
     Deutsche Bank, 5.85%, 10/20/98 .......................................        P-1, A-1+          25,000,000         25,000,336
     Deutsche Bank, 5.60%, 08/23/99 .......................................        P-1, A-1+          10,000,000          9,994,863
     Dresdner Bank, 5.95%, 10/20/98 .......................................        P-1, A-1+          10,000,000          9,999,900
     Rabobank Nederland, 5.69%, 06/30/99 ..................................        P-1, A-1+          10,000,000          9,995,716
     Societe Generale, 5.53%, 10/01/98* ...................................        P-1, A-1+           6,000,000          5,998,523
     Societe Generale, 5.60%, 01/13/99 ....................................        P-1, A-1+          10,000,000         10,004,381
     Societe Generale, 5.69%, 07/16/99 ....................................        P-1, A-1+          10,000,000          9,995,464
     Swiss Bank Corp., 5.69%, 01/07/99 ....................................        P-1, A-1+          20,000,000         19,993,520
                                                                                                                       ------------
                                                                                                                        310,502,588
                                                                                                                       ------------
         TOTAL CERTIFICATES OF DEPOSIT (COST $415,508,328) .....................................................        415,508,328
                                                                                                                       ------------
COMMERCIAL PAPER -- 55.3%
  AUTOMOBILES -- 3.6%
     Daimler-Benz North America Corp., 5.50%, 10/14/98 ....................        P-1, A-1           12,000,000         11,976,167
     Daimler-Benz North America Corp., 5.43%, 11/19/98 ....................        P-1, A-1           25,500,000         25,311,534
     Daimler-Benz North America Corp., 5.44%, 02/25/99 ....................        P-1, A-1           25,000,000         24,444,667
                                                                                                                       ------------
                                                                                                                         61,732,368
                                                                                                                       ------------

    The accompanying notes are an integral part of the financial statements.

THE RODNEY SQUARE FUND / MONEY MARKET PORTFOLIO
-----------------------------------------------
    INVESTMENTS -- CONTINUED
================================================================================

                                                                                 MOODY'S/S&P          PRINCIPAL           VALUE
                                                                                   RATING              AMOUNT            (NOTE 2)
                                                                                 -----------         -----------       ------------
BANKS -- 9.4%
   Abbey National North America, 5.50%, 10/05/98 ..........................        P-1, A-1+         $15,000,000       $ 14,990,833
   Banque Nationale de Paris, 5.35%, 12/18/98 .............................        P-1, A-1           27,000,000         26,687,025
   Commerzbank U.S. Finance, Inc., 5.50%, 10/16/98 ........................        P-1, A-1+          20,000,000         19,954,167
   Commerzbank U.S. Finance, Inc., 5.47%, 01/11/99 ........................        P-1, A-1+          30,000,000         29,535,050
   Commerzbank U.S. Finance, Inc., 5.19%, 03/18/99 ........................        P-1, A-1+          10,000,000          9,757,800
   Lloyds Bank PLC, 5.45%, 12/30/98 .......................................        P-1, A-1+          40,000,000         39,455,000
   Lloyds Bank PLC, 5.46%, 12/30/98 .......................................        P-1, A-1+          20,000,000         19,727,000
                                                                                                                       ------------
                                                                                                                        160,106,875
                                                                                                                       ------------
CHEMICALS -- 5.0%
   AKZO Nobel America, Inc., 5.52%, 10/20/98 ..............................        P-1, A-1           10,000,000          9,970,867
   AKZO Nobel America, Inc., 5.50%, 11/23/98 ..............................        P-1, A-1           30,000,000         29,757,083
   AKZO Nobel America, Inc., 5.47%, 12/01/98 ..............................        P-1, A-1           20,000,000         19,814,628
   Dupont (E.I.) de Nemours, 5.50%, 10/23/98 ..............................        P-1, A-1+          25,500,000         25,414,292
                                                                                                                       ------------
                                                                                                                         84,956,870
                                                                                                                       ------------
COMMUNICATION & BROADCASTING -- 2.9%
   E.W. Scripps Co., 5.37%, 12/09/98 ......................................        P-1, A-1+          40,000,000         39,588,300
   E.W. Scripps Co., 5.40%, 12/11/98 ......................................        P-1, A-1+          10,000,000          9,893,500
                                                                                                                       ------------
                                                                                                                         49,481,800
                                                                                                                       ------------
FINANCIAL SERVICES -- 19.9%
   Allianz of America Finance Corp., 5.51%, 10/23/98 ......................        P-1, A-1           23,535,000         23,455,752
   Allianz of America Finance Corp., 5.52%, 11/05/98 ......................        P-1, A-1            9,900,000          9,846,870
   Allianz of America Finance Corp., 5.51%, 11/10/98 ......................        P-1, A-1           14,435,000         14,346,626
   Allianz of America Finance Corp., 5.40%, 12/10/98 ......................        P-1, A-1            6,600,000          6,530,700
   Allianz of America Finance Corp., 5.13%, 02/23/99 ......................        P-1, A-1            6,525,000          6,390,177
   BMW U.S. Capital Corp., 5.49%, 10/16/98 ................................        P-1, A-1           30,000,000         29,931,375
   BMW U.S. Capital Corp., 5.45%, 11/10/98 ................................        P-1, A-1           15,547,000         15,452,854
   BMW U.S. Capital Corp., 5.43%, 11/20/98 ................................        P-1, A-1           14,561,000         14,451,186
   First Data Corp., 5.50%, 10/06/98 ......................................        P-1, A-1            7,934,000          7,927,939
   General Electric Capital Corp., 5.50%, 11/04/98 ........................        P-1, A-1+          18,900,000         18,801,825
   General Electric Capital Corp., 5.47%, 11/19/98 ........................        P-1, A-1+          10,000,000          9,925,547
   General Electric Capital Corp., 5.53%, 11/19/98 ........................        P-1, A-1+           7,700,000          7,642,043
   General Electric Capital Corp., 5.47%, 11/27/98 ........................        P-1, A-1+          24,750,000         24,535,644
   Morgan Stanley Dean Witter Discover Co., 5.48%, 01/13/99 ...............        P-1, A-1           20,000,000         19,683,378
   Morgan Stanley Dean Witter Discover Co., 5.49%, 01/21/99 ...............        P-1, A-1           30,000,000         29,487,600
   National Rural Utilities Co-op., 5.50%, 10/19/98 .......................        P-1, A-1+          15,000,000         14,958,750
   National Rural Utilities Co-op., 5.49%, 10/26/98 .......................        P-1, A-1+          20,000,000         19,923,750
   National Rural Utilities Co-op., 5.58%, 11/20/98 .......................        P-1, A-1+          25,000,000         24,809,028
   Transamerica Finance Corp., 5.47%, 01/14/99 ............................        P-1, A-1           10,000,000          9,840,458
   UBS Finance (DE) Inc., 5.50%, 10/16/98 .................................        P-1, A-1+          30,000,000         29,931,250
                                                                                                                       ------------
                                                                                                                        337,872,752
                                                                                                                       ------------

    The accompanying notes are an integral part of the financial statements.

THE RODNEY SQUARE FUND / MONEY MARKET PORTFOLIO
-----------------------------------------------
    INVESTMENTS -- CONTINUED
================================================================================

                                                                                 MOODY'S/S&P          PRINCIPAL           VALUE
                                                                                   RATING              AMOUNT            (NOTE 2)
                                                                                 -----------         -----------       ------------
  LEASING -- 3.2%
     International Lease Finance Corp., 5.46%, 01/05/99 ...................       P-1, A-1+          $10,000,000       $  9,854,400
     International Lease Finance Corp., 5.47%, 01/13/99 ...................       P-1, A-1+           30,000,000         29,525,933
     Vehicle Services of America, LOC Nationsbank, NA,
        5.53%, 11/16/98 ...................................................       NR, A-1+            15,000,000         14,894,008
                                                                                                                       ------------
                                                                                                                         54,274,341
                                                                                                                       ------------
  MEDICAL SERVICES -- 0.5%
     Medical Building Funding VII, LOC Comerica Bank, NA,
        5.80%, 12/01/98 ...................................................       NR, A-1              7,800,000          7,723,343
                                                                                                                       ------------
  PHARMACEUTICALS PREPARATIONS -- 2.9%
     Zeneca Wilmington Inc., 5.52%, 10/15/98 ..............................       P-1, A-1+           50,000,000         49,892,667
                                                                                                                       ------------
  SECURITIES DEALERS -- 7.9%
     CS First Boston International (Guernsey), Ltd., 5.53%, 10/13/98 ......       P-1, A-1+           20,000,000         19,963,133
     CS First Boston International (Guernsey), Ltd., 5.54%, 10/23/98 ......       P-1, A-1+           12,000,000         11,959,373
     CS First Boston International (Guernsey), Ltd., 5.54%, 10/27/98 ......       P-1, A-1+           10,000,000          9,959,989
     CS First Boston International (Guernsey), Ltd., 5.54%, 10/29/98 ......       P-1, A-1+           12,000,000         11,948,293
     CS First Boston International (Guernsey), Ltd., 5.55%, 11/24/98 ......       P-1, A-1+            1,000,000            991,675
     CS First Boston International (Guernsey), Ltd., 5.52%, 11/30/98 ......       P-1, A-1+           11,000,000         10,898,800
     Merrill Lynch & Co., Inc., 5.52%, 10/26/98 ...........................       P-1, A-1+           20,000,000         19,923,333
     Merrill Lynch & Co., Inc., 5.53%, 10/30/98 ...........................       P-1, A-1+           10,000,000          9,955,453
     Merrill Lynch & Co., Inc., 5.50%, 11/02/98 ...........................       P-1, A-1+           10,000,000          9,951,111
     Merrill Lynch & Co., Inc., 5.50%, 11/13/98 ...........................       P-1, A-1+           10,000,000          9,934,306
     Merrill Lynch & Co., Inc., 5.13%, 01/15/99 ...........................       P-1, A-1+           10,000,000          9,848,950
     Merrill Lynch & Co., Inc., 5.27%, 01/29/99 ...........................       P-1, A-1+           10,000,000          9,824,333
                                                                                                                       ------------
                                                                                                                        135,158,749
                                                                                                                       ------------
         TOTAL COMMERCIAL PAPER (COST $941,199,765) ............................................................        941,199,765
                                                                                                                       ------------

CORPORATE NOTES -- 2.8%
  BANKS -- 1.3%
     Abbey National Treasury Services, 5.72%, 06/11/99 ....................       P-1, A-1+           13,000,000         12,993,959
     Abbey National Treasury Services, 5.58%, 08/19/99 ....................       P-1, A-1+           10,000,000          9,994,924
                                                                                                                       ------------
                                                                                                                         22,988,883
                                                                                                                       ------------
  LEASING -- 1.5%
     International Lease Finance Corp., 5.65%, 10/01/98* ..................       NR, A-1+            25,000,000         25,002,765
                                                                                                                       ------------
         TOTAL CORPORATE NOTES (COST $47,991,648) ..............................................................         47,991,648
                                                                                                                       ------------

    The accompanying notes are an integral part of the financial statements.

THE RODNEY SQUARE FUND / MONEY MARKET PORTFOLIO
-----------------------------------------------
    INVESTMENTS -- CONTINUED
================================================================================

                                                                                 MOODY'S/S&P          PRINCIPAL          VALUE
                                                                                   RATING              AMOUNT           (NOTE 2)
                                                                                 -----------         -----------     -------------
TAXABLE MUNICIPAL SECURITIES -- 2.3%
  CALIFORNIA -- 1.2%
     Oakland-Alameda County Coliseum Auth., LOC Canadian Imperial
        Bank of Commerce, Ser. 1995-B, 5.63%, 11/20/98 ....................      VMIG-1, A-1+        $20,400,000     $   20,400,000
                                                                                                                     --------------
  TEXAS -- 0.8%
     Texas Veterans Housing Assistance, LOC Morgan Guaranty
        Trust Co. of New York, 5.31%, 10/07/98* ...........................      VMIG-1, A-1+         14,500,000         14,500,000
                                                                                                                     --------------
  WISCONSIN -- 0.3%
     Waukesha Wisconsin Health Systems, LOC Bank of America,
        5.70%, 10/01/98* ..................................................      VMIG-1, A-1+          4,350,000          4,350,000
                                                                                                                     --------------
         TOTAL TAXABLE MUNICIPAL SECURITIES (COST $39,250,000) .................................................         39,250,000
                                                                                                                     --------------
TIME DEPOSITS -- 5.9%
     Credit Commercial de France, Grand Cayman Branch, 5.75%,
        10/01/98 ..........................................................        P-1, A-1           50,000,000         50,000,000
     Westdeutsche Landesbank, Grand Cayman Branch , 5.75%,
        10/01/98 ..........................................................        P-1, A-1+          50,000,000         50,000,000
                                                                                                                     --------------
         TOTAL TIME DEPOSITS (COST $100,000,000) ...............................................................        100,000,000
                                                                                                                     --------------
REPURCHASE AGREEMENT -- 9.1%
   With CS First Boston,  Inc.:  at  5.67%,  dated  09/30/98,  to  be repurchased  at  $155,322,659  on  10/01/98,  collateralized by
      $159,784,969 of Federal Home Loan Mortgage Corporation Discount
      Notes with various rates and maturities to 03/26/99
      (COST $155,298,200) ..................................................................         155,298,200        155,298,200
                                                                                                                     --------------
TOTAL INVESTMENTS (COST $1,699,247,941)(DAGGER) -- 99.8% .......................................................      1,699,247,941

OTHER ASSETS AND LIABILITIES, NET -- 0.2% ......................................................................          3,486,033
                                                                                                                     --------------
NET ASSETS -- 100.0% ...........................................................................................     $1,702,733,974
                                                                                                                     ==============

* Denotes a Variable or Floating Rate Note. Variable or Floating Rate Notes are instruments whose rates change periodically. The rates shown are the interest rates as of September 30, 1998. The dates shown are the next dates the interest rates on the instruments are scheduled to be reset.
(DAGGER) Cost for federal income tax purposes.
LOC -- Letter of Credit.

    The accompanying notes are an integral part of the financial statements.

THE RODNEY SQUARE TAX-EXEMPT FUND
---------------------------------
    INVESTMENTS / SEPTEMBER 30, 1998
    (Showing Percentage of Total Value of Net Assets)
================================================================================

                                                                                       MOODY'S/S&P       PRINCIPAL         VALUE
                                                                                        RATING             AMOUNT        (NOTE 2)
                                                                                      ------------      -----------    ------------
MUNICIPAL BONDS -- 99.9%
  ALABAMA -- 4.4%
     Alabama Housing Fin. Auth. Multi-family Housing (Rime Village
        Hoover Project), FNMA Gtd., Ser. 1996-A, 3.50%, 10/07/98* ..............      NR, A-1+          $ 4,200,000    $  4,200,000
     Port City Med. Clinic Board of Mobile, AL Rev. Bonds TECP
        (Mobile Infirmary Assoc.), LOC Rabobank Nederland,
        Ser. 1992-A, 3.55%, 12/01/98 ...........................................      VMIG-1, A-1+       13,000,000      13,000,000
                                                                                                                       ------------
                                                                                                                         17,200,000
                                                                                                                       ------------
  ALASKA -- 1.9%
     Anchorage, AK Higher Educ. Rev. Bonds (Alaska Pacific Univ. Proj.),
        LOC Bank of America NT & SA, Ser. 1997, 3.65%, 10/07/98* ...............      NR, A-1+            7,500,000       7,500,000
                                                                                                                       ------------
  ARIZONA -- 2.8%
     Salt River, AZ Agric. Imp. & Power Dist. TECP,
        Ser. A, 3.40%, 02/16/99 ................................................      P-1, A-1+          10,900,000      10,900,000
                                                                                                                       ------------
  COLORADO -- 0.9%
     Pitkin County, CO Ind. Dev. Bonds (Aspen Skiing Co. Project),
        LOC First National Bank Chicago, 4.10%, 10/01/98* ......................      NR, A-1+            3,500,000       3,500,000
                                                                                                                       ------------
  DISTRICT OF COLUMBIA -- 2.8%
     Dist. of Columbia (American Univ.), AMBAC Insured & SBPA
        Chase Manhattan Bank, Ser. 1985-A, 3.60%, 10/07/98* ....................      VMIG-1, NR         10,000,000      10,000,000
     Dist. of Columbia (American Univ.), AMBAC Insured & SBPA
        Chase Manhattan Bank, Ser. 1986-A, 3.60%, 10/07/98* ....................      VMIG-1, NR          1,000,000       1,000,000
                                                                                                                       ------------
                                                                                                                         11,000,000
                                                                                                                       ------------
  FLORIDA -- 2.0%
     Jacksonville, FL Poll. Cntrl. Rev. Bonds TECP (Florida Power &
        Light Co. Proj.), Ser. 1992, 3.50%, 12/17/98 ...........................      P-1, A-1+           5,800,000       5,800,000
     Orange County, FL Housing Fin. Auth. Multi-family Housing
        Ref. Rev. Bonds (Post Fountains at Lee Vista Project),
        FNMA Gtd., 3.50%, 10/07/98* ............................................      N/R, A-1+           1,900,000       1,900,000
                                                                                                                       ------------
                                                                                                                          7,700,000
                                                                                                                       ------------
  GEORGIA -- 10.8%
     Atlanta, GA Downtown Dev. Auth. Rev. Bonds (CARE Proj.),
        LOC Trust Company Bank, Ser. 1993, 4.05%, 10/07/98* ....................      VMIG-1, NR          2,300,000       2,300,000
     Burke County, GA Dev. Auth. Poll. Cntrl. Rev. Bond (Ogelthorpe
        Power Corp. Vogtle Proj.), Ser. 1997-A, 4.10%, 10/01/98* ...............      VMIG-1, A-1         4,000,000       4,000,000
     Burke County, GA Dev. Auth. Poll. Cntrl. Rev. Bonds
        (Georgia Power Co., Plant Vogtle Proj.), 4.10%, 10/01/98* ..............      VMIG-1, A+          7,200,000       7,200,000
     Columbus, GA Housing Auth. Rev. Bonds (Columbus State Univ.
        Foundation Inc. Proj.), LOC SunTrust Bank, Ser. 1997,
        4.05%, 10/07/98* .......................................................      Aa3, NR             1,300,000       1,300,000

    The accompanying notes are an integral part of the financial statements.

THE RODNEY SQUARE TAX-EXEMPT FUND
---------------------------------
    INVESTMENTS -- CONTINUED
================================================================================

                                                                                       MOODY'S/S&P       PRINCIPAL         VALUE
                                                                                        RATING             AMOUNT        (NOTE 2)
                                                                                      ------------      -----------    ------------
   Dekalb County, GA Hospital Auth. Rev. Ant. Cert. (Dekalb Medical
      Center Project), LOC SunTrust Bank,
      Ser. 1993-B, 4.05%, 10/07/98* ............................................      VMIG-1, NR        $ 3,700,000    $  3,700,000
   Floyd County, GA Dev. Auth. Envir. Imp. Rev. Bonds (Georgia
      Kraft Co. Proj.), LOC Banque Nationale de Paris,
      4.20%, 10/01/98* .........................................................        P-1, NR           4,375,000       4,375,000
   Floyd County, GA Dev. Auth. Envir. Imp. Rev. Bonds (Georgia
      Power Co. Plant Hammond Proj.), Ser.1996, 4.10%, 10/01/98* ...............      VMIG-1, A-1         1,130,000       1,130,000
   Fulton County, GA Dev. Auth. Rev. Bonds (Arthritis Foundation, Inc.
      Proj.), LOC SunTrust Bank, Ser. 1996, 4.05%, 10/07/98* ...................        Aa3, NR           1,000,000       1,000,000
   Fulton County, GA Dev. Auth. Rev. Bonds (The Alfred and Adele
      Davis Academy Income Proj.), LOC SunTrust Bank, Ser. 1996,
      4.05%, 10/07/98* .........................................................        Aa3, NR           2,000,000       2,000,000
   Georgia Municipal Gas Auth. Gas Rev. Bond TECP
      (Southern Portfolio-I), LOC Wachovia Bank of NC, NA.,
      Ser. 1994-D, 3.55%, 12/08/98 .............................................        NR, A-1+          5,000,000       5,000,000
   Gwinnett County, GA Housing Auth. Multi-family Housing
      (Post Corners Proj.), FNMA Gtd., Ser. 1996, 3.50%, 10/07/98* .............        NR, A-1+          5,560,000       5,560,000

   Heard County, GA Poll Cntrl. Rev. Bonds (Georgia Power Co. Plant
      Wansley Project), Ser. 1996, 4.10%, 10/01/98* ............................       VMIG-1, A-1        1,800,000       1,800,000
   Rockdale County, GA Health Fac. Auth. Rev. Bonds (Georgia Hosp.
      Proj.), LOC SunTrust Bank, Ser. 1994, 4.05%, 10/07/98* ...................       VMIG-1, NR         3,025,000       3,025,000
                                                                                                                        -----------
                                                                                                                         42,390,000
                                                                                                                        -----------
ILLINOIS -- 10.4%
   Illinois Educ. Fac. Auth. Rev. Bonds (Depaul Univ. Proj.), LOC
      Northern Trust Co., Ser. 1992, 3.65%, 10/07/98* ..........................      VMIG-1, A-1+       12,100,000      12,100,000
   Illinois Health Fac. Auth. (Gottlieb Health Resources Inc. Proj.),
      LOC Harris Trust & Savings Bank, 3.65%, 10/07/98* ........................      VMIG-1, NR          8,900,000       8,900,000
   Illinois Health Fac. Auth. Rev. Bonds (Central DuPage Hosp. Assoc.
      Proj.), LOC Rabobank Nederland, Ser. 1990, 4.10%, 10/01/98* ..............      VMIG-1, NR          2,975,000       2,975,000
   Illinois Health Fac. Auth. Rev. Bonds TECP (The Univ. of Chicago
      Proj.), 3.75%, 11/04/98 ..................................................      VMIG-1, A-1+       12,000,000      12,000,000
   Oak Forest, IL Dev. Rev. Bonds (Homewood Pool-South Suburban
      Mayors & Managers Assoc. Proj.), LOC First National Bank
      Chicago, 3.65%, 10/07/98* ................................................      VMIG-1, NR          5,000,000       5,000,000
                                                                                                                        -----------
                                                                                                                         40,975,000
                                                                                                                        -----------
INDIANA -- 5.6%
   City of Sullivan, IN Poll. Cntrl. Rev. Bonds TECP (Hoosier Energy
      Rural Electric Co-op, Inc.), National Rural Utilities Co-op. Fin.
      Corp. Gtd., Ser. 1985, Subser. L-2, 3.60%, 10/09/98 ......................        P-1, A-1+         3,000,000       3,000,000
   Indiana Hosp. Equip. Fin. Auth. Rev. Bonds, MBIA Insured & SBPA
      NBD Bank, Ser. 1985-A, 3.65%, 10/01/98* ..................................      VMIG-1, A-1+        7,700,000       7,700,000
   South Bend, IN Redev. Auth. Rev. Bonds (College Football Hall of
      Fame Proj.), LOC Landesbank Hessen-Thuringen Girozent,
      Ser. 1994, 3.65%, 10/07/98* ..............................................      VMIG-1, A-1+       11,250,000      11,250,000
                                                                                                                        -----------
                                                                                                                         21,950,000
                                                                                                                        -----------

    The accompanying notes are an integral part of the financial statements.

THE RODNEY SQUARE TAX-EXEMPT FUND
---------------------------------
    INVESTMENTS -- CONTINUED
================================================================================

                                                                                       MOODY'S/S&P       PRINCIPAL         VALUE
                                                                                        RATING             AMOUNT        (NOTE 2)
                                                                                      ------------      -----------    ------------
KENTUCKY -- 1.7%
   Kentucky Econ. Dev. Fin. Auth. Hospital Fac. Rev. Bonds (Baptist
      Healthcare System), LOC Canadian Imperial Bank of
      Commerce, 3.50%, 10/07/98* ................................................      NR, A-1+         $ 6,650,000    $  6,650,000
                                                                                                                       ------------
LOUISIANA -- 3.3%
   Plaquemines Port Harbor and Terminal Dist. Fac. Rev. Bonds TECP
      (Marine Terminal Proj.), LOC Morgan Guaranty Trust Co. of
      New York, Ser. 1984-B, 3.60%, 03/15/99 ....................................      Aa2, NR            1,000,000       1,000,000
   Plaquemines Port Harbor and Terminal Dist. Fac. Rev. Bonds TECP
      (Electro-Coal Transfer Proj.), Ser. 1985-A, 3.65%, 11/10/98 ...............      P-1, A-1+          1,500,000       1,500,000
   Plaquemines Port Harbor and Terminal Dist. Fac. Rev. Bonds TECP
      (Electro-Coal Transfer Proj.), Ser. A, 3.55%, 11/10/98 ....................      P-1, A-1+         10,500,000      10,500,000
                                                                                                                       ------------
                                                                                                                         13,000,000
                                                                                                                       ------------
MARYLAND -- 5.1%
   Baltimore County, MD Metropolitan Dist. TECP, Ser. 1995,
      3.60%, 12/14/98 ...........................................................      P-1, A-1+         10,000,000      10,000,000
   Montgomery County, MD Consolidated Bond Ant. Notes TECP,
      Ser. 1995, 3.40%, 02/12/99 ................................................      P-1, A-1+         10,000,000      10,000,000
                                                                                                                       ------------
                                                                                                                         20,000,000
                                                                                                                       ------------
MICHIGAN -- 5.7%
   Farmington Hills Hosp. Fin. Auth. Rev. Bonds (Botsford Gen.
      Hospital Proj.), LOC Comerica Bank, Ser. B, 4.10%, 10/01/98* ..............      VMIG-1, A-1        2,000,000       2,000,000

   Michigan State Strategic Fund Rev. Bonds (Consumer Power Co.
      Proj.), LOC Canadian Imperial Bank of Commerce, Ser. 1993-A,
      4.10%, 10/01/98* ..........................................................      Aa3, A-1+          2,100,000       2,100,000
   Michigan Strategic Fund Poll. Cntrl. Rev. Bonds (Detroit Edison
      Co. Proj.), LOC Barclay's Bank, Ser. 1995-CC, 4.10%, 10/01/98* ............      P-1, A-1+          4,900,000       4,900,000

   Michigan Strategic Fund Poll. Cntrl. Rev. Bonds TECP (The Dow
      Chemical Co. Project), Ser. 1987, 3.55%, 11/18/98 .........................      P-1, A-1+          8,070,000       8,070,000
   Monroe County, MI Econ. Poll. Cntrl. Rev. Bonds (Detroit Edison
      Co. Proj.), LOC Barclay's Bank, Ser. 1992-CC, 4.10%, 10/01/98* ............      P-1, NR            5,400,000       5,400,000

                                                                                                                       ------------
                                                                                                                         22,470,000
                                                                                                                       ------------
MINNESOTA -- 3.8%
   Rochester Health Care Fac. Rev. Bonds TECP (Mayo Foundation/
      Mayo Medical Center Proj.), Ser. 1988-F, 3.40%, 02/09/99 ..................      NR, A-1+           7,000,000       7,000,000
   Rochester Health Care Fac. Rev. Bonds TECP (Mayo Foundation/
      Mayo Medical Center Proj.), Ser. A, 3.40%, 02/10/99 .......................      NR, A-1+           2,600,000       2,600,000
   Rochester Health Care Fac. Rev. Bonds TECP (Mayo Foundation/
      Mayo Medical Center Proj.), Ser. C, 3.40%, 02/10/99 .......................      NR, A-1+           5,300,000       5,300,000
                                                                                                                       ------------
                                                                                                                         14,900,000
                                                                                                                       ------------

    The accompanying notes are an integral part of the financial statements.

THE RODNEY SQUARE TAX-EXEMPT FUND
---------------------------------
    INVESTMENTS -- CONTINUED
================================================================================

                                                                                       MOODY'S/S&P       PRINCIPAL         VALUE
                                                                                        RATING             AMOUNT        (NOTE 2)
                                                                                      ------------      -----------    ------------
MISSISSIPPI -- 1.3%
   Mississippi Business Fin. Corp. Ind. Dev. Rev. Bonds (Mississippi
      College Proj.), LOC Nationsbank, N.A., Ser. 1996,
      4.00%, 10/01/98* .........................................................      NR, A-1+          $ 5,000,000    $  5,000,000
                                                                                                                       ------------
MISSOURI -- 0.5%
   Missouri Health & Educ. Fac. Auth. Rev. Bonds (Sister of Mercy
      Health Care Systems, St. Louis), 4.10%, 12/01/98 .........................      Aa1, AA+            2,000,000       2,001,592
                                                                                                                       ------------
NEW YORK -- 1.1%
   City of New York, NY, LOC Commerzbank, Ser. 1996,
      Subser. J-2, 3.60%, 10/21/98 .............................................      P-1, A-1+           4,500,000       4,500,000
                                                                                                                       ------------
NORTH CAROLINA -- 4.1%
   Carteret County, NC Ind. Fac. & Poll. Cntrl. Fin. Auth. (Texas
      Gulf Proj.), LOC Banque Nationale de Paris,
      Ser. 1985, 4.125%, 10/01/98* .............................................      Aa3, NR             5,000,000       5,000,000
   North Carolina Eastern Muni. Power System Rev. Bonds TECP,
      LOC Morgan Guaranty Trust Co. of New York & United Bank
      of Switzerland, Ser. 1988-B, 3.40%, 02/11/99 .............................      NR, A-1+            7,025,000       7,025,000
   North Carolina Muni. Power Agency TECP, LOC Morgan
      Guaranty Trust Co. of New York & United Bank of Switzerland,
      Ser. A, 3.60%, 10/09/98 ..................................................      P-1, A-1+           4,200,000       4,200,000
                                                                                                                       ------------
                                                                                                                         16,225,000
                                                                                                                       ------------
NORTH DAKOTA -- 1.8%
   Grand Forks, ND Health Care Fac. (United Hospital Proj.), LOC
      LaSalle National Bank, Ser. 1992-B, 4.10%, 10/01/98* .....................      VMIG-1, NR          4,675,000       4,675,000
   Grand Forks, ND Health Care Fac. (United Hospital Proj.), LOC
      LaSalle National Bank, Ser. 1996, 4.10%, 10/01/98* .......................      VMIG-1, NR          2,400,000       2,400,000
                                                                                                                       ------------
                                                                                                                          7,075,000
                                                                                                                       ------------
PENNSYLVANIA -- 6.4%
   Allegheny County, PA Port. Auth. Rev. Bonds, AMBAC Insured,
      Ser. 1996, 5.00%, 03/01/99 ...............................................      Aaa, AAA            1,940,000       1,950,882
   Pennsylvania Higher Educ. Fac. Auth. Revenue Bonds (Univ. of
      Pennsylvania Proj.), Ser. 1994-B, 3.60%, 10/07/98* .......................      VMIG-1, A-1+       16,500,000      16,500,000
   Pennsylvania State Higher Educ. Fac. Auth., MBIA Insured,
      4.40%, 11/15/98 ..........................................................      Aaa, AAA            1,785,000       1,786,605
   York County, PA Poll. Cntrl. Rev. Bonds (PECO Energy Co. Proj.),
      LOC Toronto Dominion, Ser. 1993-A, 4.05%, 10/01/98 .......................      P-1, A-1+           5,000,000       5,000,000
                                                                                                                       ------------
                                                                                                                         25,237,487
                                                                                                                       ------------
SOUTH CAROLINA -- 5.1%
   South Carolina State Public Service Auth. TECP, 3.60%, 10/13/98 .............      P-1, A-1+           7,000,000       7,000,000
   South Carolina State Public Service Auth. TECP, 3.50%, 11/18/98 .............      P-1, A-1+          13,000,000      13,000,000
                                                                                                                       ------------
                                                                                                                         20,000,000
                                                                                                                       ------------

    The accompanying notes are an integral part of the financial statements.

THE RODNEY SQUARE TAX-EXEMPT FUND
---------------------------------
    INVESTMENTS -- CONTINUED
================================================================================

                                                                                       MOODY'S/S&P       PRINCIPAL         VALUE
                                                                                        RATING             AMOUNT        (NOTE 2)
                                                                                      ------------      -----------    ------------
TENNESSEE -- 4.5%
   Chattanooga-Hamilton County, TN Ref. Rev. Bonds, LOC Morgan
      Guaranty Trust Co. of New York, Ser. 1987, 4.20%, 10/01/98* ................      N/R, A-1+       $11,400,000    $ 11,400,000
   Clarksville, TN Public Bldg. Auth. Rev. Bonds (Tennessee
      Municipal Bond Fund Proj.), LOC Nationsbank of Tennessee,
      Ser. 1984, 4.00%, 10/01/98* ................................................      NR, A-1+          4,100,000       4,100,000
   Clarksville, TN Public Bldg. Auth. Rev. Bonds (Tennessee
      Municipal Bond Fund Proj.), LOC Nationsbank, NA,
      Ser. 1995, 4.00%, 10/01/98* ................................................      NR, A-1+          2,000,000       2,000,000
                                                                                                                       ------------
                                                                                                                         17,500,000
                                                                                                                       ------------
TEXAS -- 9.8%
   Angelina & Neches River Auth. Ind. Dev. Solid Waste Disposal
      (TEEC, Inc., Temple-Inland Proj.), LOC Credit Suisse First
      Boston, Ser. 1984-B, 4.10%, 10/01/98* ......................................      P-1, NR           2,900,000       2,900,000
   Angelina & Neches River Auth. Ind. Dev. Solid Waste Disposal
      (TEEC, Inc., Temple-Inland Proj.), LOC Credit Suisse First
      Boston, Ser. 1984-C, 4.10%, 10/01/98* ......................................      P-1, NR           5,000,000       5,000,000
   Angelina & Neches River Auth. Ind. Dev. Solid Waste Disposal
      (TEEC, Inc., Temple-Inland Proj.), LOC Credit Suisse First
      Boston, Ser. E, 4.10%, 10/01/98* ...........................................      P-1, NR           4,500,000       4,500,000
   Angelina & Neches River Auth. Ind. Dev. Solid Waste Disposal
      (TEEC, Inc., Temple-Inland Proj.), LOC Credit Suisse First
      Boston, Ser. D, 4.10%, 10/01/98* ...........................................      P-1, NR           2,500,000       2,500,000
   Austin, TX Combined Utility System TECP (Travis & Williamson
      Counties), LOC Morgan Guaranty Trust Co. of New York,
      Ser. A, 3.50%, 12/15/98 ....................................................      P-1, A-1+         4,725,000       4,725,000
   Bexar County, TX Health Fac. Dev. Corp. Rev. Bonds (Air Force
      Village II Proj.), LOC Rabobank Nederland, Ser. 1985-B,
      4.00%, 10/01/98* ...........................................................      NR, A-1+          9,500,000       9,500,000
   Dallas, TX Area Rapid Transit Sales Tax Rev. TECP, LOC
      Bayerische Landesbank Girozentrale, United Bank of Switerland
      & Westdeutsche Landesbank Girozentrale, Ser. A, 3.55%, 12/15/98 ............      P-1, A-1+         9,250,000       9,250,000
                                                                                                                       ------------
                                                                                                                         38,375,000
                                                                                                                       ------------
VIRGINIA -- 0.7%
   Virginia Peninsula Ports Auth. Coal Terminal Rev. Ref. Bonds TECP
      (Dominion Terminal Assoc. Proj.), LOC Barclay's Bank,
      Ser. 1987-B, 3.50%, 11/17/98 ...............................................      P-1, A-1+         3,000,000       3,000,000
                                                                                                                       ------------
WASHINGTON -- 0.2%
   Washington Health Care Fac. Auth. Rev. Bonds (Fred Hutchinson
      Cancer Research Center), LOC Morgan Guaranty Trust Co. of
      New York, Ser. 1991-B, 4.10%, 10/01/98* ....................................      VMIG-1, NR          700,000         700,000
                                                                                                                       ------------

    The accompanying notes are an integral part of the financial statements.

THE RODNEY SQUARE TAX-EXEMPT FUND
---------------------------------
    INVESTMENTS -- CONTINUED
================================================================================

                                                                                       MOODY'S/S&P       PRINCIPAL         VALUE
                                                                                        RATING             AMOUNT        (NOTE 2)
                                                                                      ------------      -----------    ------------
  WYOMING -- 3.2%
     Gillette, WY Poll. Cntrl. Rev. Bonds TECP (Pacificorp Proj.),
        LOC Deutsche Bank AG, 3.60%, 10/20/98 ...................................       P-1, A-1+       $ 7,000,000    $  7,000,000
     Green River, WY Poll. Cntrl. Rev. Bonds (Texas Gulf, Inc. Proj.),
        LOC Societe Generale, Ser. 1984, 4.25%, 10/01/98* .......................        Aa3, NR          2,000,000       2,000,000
     Lincoln County, WY Poll. Cntrl. Rev. Bonds TECP (Pacificorp Proj.),
        LOC United Bank of Switzerland, Ser. 1997, 3.60%, 10/28/98 ..............     VMIG-1, A-1+        3,450,000       3,450,000
                                                                                                                       ------------
                                                                                                                         12,450,000
                                                                                                                       ------------
         TOTAL MUNICIPAL BONDS (COST $392,199,079) ................................................................     392,199,079
                                                                                                                       ------------
TOTAL INVESTMENTS (COST $392,199,079)(DAGGER) -- 99.9% ............................................................     392,199,079

OTHER ASSETS AND LIABILITIES, NET -- 0.1% .........................................................................         410,559
                                                                                                                       ------------
NET ASSETS -- 100.0%                                                                                                   $392,609,638
                                                                                                                       ============

* Denotes a variable or floating rate demand note. Variable and floating rate demand notes are instruments whose rates change periodically. The rates shown are the interest rates as of september 30, 1998. The dates shown are the next dates the interest rates on the instruments are scheduled to be reset.
(DAGGER) Cost for federal income tax purposes.
LOC -- Letter of Credit.
SBPA -- Stand-by Bond Purchase Agreement.
TECP -- Tax-Exempt Commercial Paper and multi-modal bonds in commercial paper mode.

    The accompanying notes are an integral part of the financial statements.

THE RODNEY SQUARE FUND & THE RODNEY SQUARE TAX-EXEMPT FUND
----------------------------------------------------------
    FINANCIAL STATEMENTS
================================================================================

STATEMENTS OF ASSETS AND LIABILITIES
September 30, 1998

                                                                                RODNEY SQUARE    RODNEY SQUARE
                                                                                   FUND --           FUND --          RODNEY SQUARE
                                                                               U.S. GOVERNMENT    MONEY MARKET         TAX-EXEMPT
                                                                                  PORTFOLIO          PORTFOLIO            FUND
                                                                               ---------------   --------------       -------------
ASSETS:
Investments in securities (including repurchase agreements of
   $376,941,000, $155,298,200 and $0, respectively), at value
   (amortized cost $802,331,139, $1,699,247,941 and $392,199,079,
   respectively) (Note 2)................................................       $802,331,139     $1,699,247,941       $392,199,079
Interest receivable .....................................................          3,210,482         10,961,673          1,553,477
Other assets ............................................................              5,759              8,140             62,331
                                                                                --------------------------------------------------
   Total assets .........................................................        805,547,380      1,710,217,754        393,814,887
                                                                                --------------------------------------------------
LIABILITIES:
Dividends payable .......................................................          3,002,038          6,744,179            996,378
Accrued management fee (Note 3) .........................................            281,587            600,328            156,016
Other accrued expenses (Note 3) .........................................            110,919            139,273             52,855
                                                                                --------------------------------------------------
   Total liabilities ....................................................          3,394,544          7,483,780          1,205,249
                                                                                --------------------------------------------------
NET ASSETS ..............................................................       $802,152,836     $1,702,733,974       $392,609,638
                                                                                ==================================================
NET ASSETS CONSIST OF:
Capital paid in .........................................................       $802,150,327     $1,702,763,961       $392,611,298
Accumulated realized gain (loss) on investments - net ...................              2,509            (29,987)            (1,660)
                                                                                --------------------------------------------------
NET ASSETS, for 802,150,327, 1,702,763,961 and 392,617,981,
   shares outstanding, respectively .....................................       $802,152,836     $1,702,733,974       $392,609,638
                                                                                ==================================================

NET ASSET VALUE, offering and redemption price per share: ...............              $1.00 1            $1.00 2            $1.00 3
                                                                                ==================================================

1 $802,152,836 (DIVIDE) 802,150,327 outstanding shares of beneficial interest, no par value
2 $1,702,733,974 (DIVIDE) 1,702,763,961 outstanding shares of beneficial interest, no par value
3 $392,609,638 (DIVIDE) 392,617,981 outstanding shares of beneficial interest, no par value

    The accompanying notes are an integral part of the financial statements.

THE RODNEY SQUARE FUND & THE RODNEY SQUARE TAX-EXEMPT FUND
----------------------------------------------------------
    FINANCIAL STATEMENTS -- CONTINUED
================================================================================

STATEMENTS OF OPERATIONS
For the Fiscal Year Ended September 30, 1998

                                                                                RODNEY SQUARE    RODNEY SQUARE
                                                                                   FUND --           FUND --          RODNEY SQUARE
                                                                               U.S. GOVERNMENT    MONEY MARKET         TAX-EXEMPT
                                                                                  PORTFOLIO          PORTFOLIO            FUND
                                                                               ---------------   --------------       -------------
INTEREST INCOME ....................................................             $32,081,863       $77,760,447         $12,171,636
                                                                                 -------------------------------------------------
EXPENSES:
Management fee (Note 3) ............................................               2,692,214         6,392,832           1,588,556
Accounting fee (Note 3) ............................................                 144,347           304,502              97,600
Distribution expenses (Note 3) .....................................                  54,227           253,692              17,711
Trustees' fees and expenses (Note 3) ...............................                  10,378            13,162              10,363
Registration fees ..................................................                  95,425           159,913              48,111
Reports to shareholders ............................................                   5,609            16,576               6,204
Legal ..............................................................                  22,269            54,783              27,740
Audit ..............................................................                  11,564            30,526              27,446
Other ..............................................................                  40,117           112,586              28,826
                                                                                 -------------------------------------------------
   Total expenses ..................................................               3,076,150         7,338,572           1,852,557
                                                                                 -------------------------------------------------
   Net investment income ...........................................              29,005,713        70,421,875          10,319,079
                                                                                 -------------------------------------------------
REALIZED GAIN (LOSS) ON INVESTMENTS -- NET (NOTE 2) ................                     296            (1,150)                  0
                                                                                 -------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...............             $29,006,009       $70,420,725         $10,319,079
                                                                                 =================================================

    The accompanying notes are an integral part of the financial statements.

THE RODNEY SQUARE FUND & THE RODNEY SQUARE TAX-EXEMPT FUND
----------------------------------------------------------
    FINANCIAL STATEMENTS -- CONTINUED
================================================================================

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                RODNEY SQUARE    RODNEY SQUARE
                                                                                   FUND --           FUND --         RODNEY SQUARE
                                                                               U.S. GOVERNMENT    MONEY MARKET        TAX-EXEMPT
                                                                                  PORTFOLIO         PORTFOLIO            FUND
                                                                               ---------------   ---------------    ---------------
For the Fiscal Year Ended September 30, 1998
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income ....................................................  $   29,005,713    $    70,421,875    $    10,319,079
   Net realized gain (loss) on investments ..................................             296             (1,150)                 0
                                                                               ----------------------------------------------------
   Net increase in net assets resulting from operations .....................      29,006,009         70,420,725         10,319,079
                                                                               ----------------------------------------------------
Dividends to shareholders from net investment income ........................     (29,005,713)       (70,421,875)       (10,319,079)
                                                                               ----------------------------------------------------
Share transactions at net asset value of $1.00 per share:
   Proceeds from sale of shares .............................................   4,463,845,267      7,518,930,203      1,662,576,975
   Shares issued to shareholders in reinvestment of dividends
      from net investment income ............................................         526,772          6,501,608            297,532
   Cost of shares redeemed ..................................................  (4,040,694,000)    (7,013,967,395)    (1,551,128,833)
                                                                               ----------------------------------------------------
   Net increase in net assets and shares resulting from
      share transactions ....................................................     423,678,039        511,464,416        111,745,674
                                                                               ----------------------------------------------------
   Total increase in net assets .............................................     423,678,335        511,463,266        111,745,674
NET ASSETS:
   Beginning of year ........................................................     378,474,501      1,191,270,708        280,863,964
                                                                               ----------------------------------------------------
   End of year ..............................................................  $  802,152,836    $ 1,702,733,974    $   392,609,638
                                                                               ====================================================
For the Fiscal Year Ended September 30, 1997
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income ....................................................  $   17,524,954    $    54,521,949    $     8,592,334
   Net realized gain (loss) on investments ..................................             651            (14,558)                 0
                                                                               ----------------------------------------------------
   Net increase in net assets resulting from operations .....................      17,525,605         54,507,391          8,592,334
                                                                               ----------------------------------------------------
Dividends to shareholders from net investment income ........................     (17,524,954)       (54,521,949)        (8,592,334)
                                                                               ----------------------------------------------------
Share transactions at net asset value of $1.00 per share:
   Proceeds from sale of shares .............................................   4,042,452,758      8,656,915,051      2,251,065,320
   Shares issued to shareholders in reinvestment of dividends
      from net investment income ............................................         406,577          4,778,057            257,389
   Cost of shares redeemed ..................................................  (4,005,811,594)    (8,451,263,968)    (2,207,643,449)
                                                                               ----------------------------------------------------
   Net increase in net assets and shares resulting from
      share transactions ....................................................      37,047,741        210,429,140         43,679,260
                                                                               ----------------------------------------------------
   Total increase in net assets .............................................      37,048,392        210,414,582         43,679,260
NET ASSETS:
   Beginning of year ........................................................     341,426,109        980,856,126        237,184,704
                                                                               ----------------------------------------------------
   End of year ..............................................................  $  378,474,501    $ 1,191,270,708    $   280,863,964
                                                                               ====================================================

    The accompanying notes are an integral part of the financial statements.

THE RODNEY SQUARE FUND & THE RODNEY SQUARE TAX-EXEMPT FUND
----------------------------------------------------------
    FINANCIAL HIGHLIGHTS
================================================================================

The following tables include selected data for a share outstanding throughout each year and other performance information derived from the financial statements. They should be read in conjunction with the financial statements and notes thereto.

                                                                    FOR THE FISCAL YEARS ENDED SEPTEMBER 30,
                                                           ---------------------------------------------------------
                                                              1998        1997        1996        1995       1994
                                                           ---------------------------------------------------------
RODNEY SQUARE FUND -- U.S. GOVERNMENT PORTFOLIO
For a Share Outstanding Through Each Year:

NET ASSET VALUE - BEGINNING OF YEAR .....................     $1.00       $1.00       $1.00       $1.00      $1.00
                                                           ---------------------------------------------------------
Investment Operations:
   Net investment income ................................     0.051       0.050       0.050       0.052      0.033
                                                           ---------------------------------------------------------
Distributions:
   From net investment income ...........................    (0.051)     (0.050)     (0.050)     (0.052)    (0.033)
                                                           ---------------------------------------------------------
NET ASSET VALUE - END OF YEAR ...........................     $1.00       $1.00       $1.00       $1.00      $1.00
                                                           =========================================================
TOTAL RETURN ............................................     5.19%       5.07%       5.08%       5.37%      3.32%

RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA:
   Expenses .............................................     0.54%       0.55%       0.55%       0.55%      0.53%
   Net investment income ................................     5.06%       4.96%       4.97%       5.25%      3.27%
Net assets at end of year (000 omitted) .................  $802,153    $378,475    $341,426    $306,096   $336,766



                                                                   FOR THE FISCAL YEARS ENDED SEPTEMBER 30,
                                                           ---------------------------------------------------------
                                                              1998        1997        1996        1995       1994
                                                           ---------------------------------------------------------
RODNEY SQUARE FUND -- MONEY MARKET PORTFOLIO
For a Share Outstanding Through Each Year:

NET ASSET VALUE - BEGINNING OF YEAR ...................       $1.00       $1.00       $1.00       $1.00      $1.00
                                                           ---------------------------------------------------------
Investment Operations:
   Net investment income ..............................       0.051       0.051       0.050       0.054      0.033
                                                           ---------------------------------------------------------
Distributions:
   From net investment income .........................      (0.051)     (0.051)     (0.050)     (0.054)    (0.033)
                                                           ---------------------------------------------------------
NET ASSET VALUE - END OF YEAR .........................       $1.00       $1.00       $1.00       $1.00      $1.00
                                                           =========================================================
TOTAL RETURN ..........................................       5.26%       5.17%       5.17%       5.50%      3.37%

RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA:
   Expenses ...........................................       0.53%       0.54%       0.53%       0.54%      0.53%
   Net investment income ..............................       5.13%       5.06%       5.03%       5.37%      3.33%
Net assets at end of year (000 omitted) ...............  $1,702,734  $1,191,271    $980,856    $751,125   $606,835


    The accompanying notes are an integral part of the financial statements.

THE RODNEY SQUARE FUND & THE RODNEY SQUARE TAX-EXEMPT FUND
----------------------------------------------------------
    FINANCIAL HIGHLIGHTS -- CONTINUED
================================================================================

                                                                   FOR THE FISCAL YEARS ENDED SEPTEMBER 30,
                                                           ---------------------------------------------------------
                                                              1998        1997        1996        1995       1994
                                                           ---------------------------------------------------------
RODNEY SQUARE TAX-EXEMPT FUND
For a Share Outstanding Through Each Year:

NET ASSET VALUE - BEGINNING OF YEAR ....................      $1.00       $1.00       $1.00       $1.00      $1.00
                                                           ---------------------------------------------------------
Investment Operations:
   Net investment income ...............................      0.031       0.030       0.031       0.033      0.021
                                                           ---------------------------------------------------------
Distributions:
   From net investment income ..........................     (0.031)     (0.030)     (0.031)     (0.033)    (0.021)
                                                           ---------------------------------------------------------
NET ASSET VALUE - END OF YEAR ..........................      $1.00       $1.00       $1.00       $1.00      $1.00
                                                           =========================================================
TOTAL RETURN ...........................................      3.11%       3.09%       3.11%       3.36%      2.17%

RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA:
   Expenses ............................................      0.55%       0.57%       0.56%       0.54%      0.54%
   Net investment income ...............................      3.05%       3.05%       3.08%       3.29%      2.13%
Net assets at end of year (000 omitted) ................   $392,610    $280,864    $237,185    $318,213   $388,565


    The accompanying notes are an integral part of the financial statements.

THE RODNEY SQUARE FUND & THE RODNEY SQUARE TAX-EXEMPT FUND
----------------------------------------------------------
    NOTES TO FINANCIAL STATEMENTS
================================================================================

1. DESCRIPTION AND SHARES OF THE FUNDS. The Rodney Square Fund and the Rodney Square Tax-Exempt Fund (each a "Fund" and collectively, the "Funds") are diversified, open-end management investment companies established as
   Massachusetts business trusts by Declarations of Trust on February 16, 1982 and August 1, 1985, respectively, and registered with the U.S. Securities and Exchange Commission (the "SEC") under the Investment Company Act of 1940, as amended (the "1940 Act"). Each Declaration of Trust permits the Trustees of each Fund to create additional series or portfolios, each of which may issue additional classes of shares. Currently, the Rodney Square Fund consists of two series or portfolios, the U.S. Government Portfolio and the Money Market Portfolio (each a "Portfolio"). The Rodney Square Tax-Exempt Fund consists of one series or portfolio (also a "Portfolio" and, together with the U.S. Government Portfolio and the Money Market Portfolio, the "Portfolios"). Each Portfolio consists of a single class of shares.

2. SIGNIFICANT   ACCOUNTING  POLICIES.   The  following  is  a  summary  of  the
   significant accounting policies of each Fund:

   SECURITY VALUATION. Each Fund values securities utilizing the amortized cost valuation method which is permitted by Rule 2a-7 under the 1940 Act provided that each Fund complies with certain conditions. This method involves valuing a portfolio security initially at its cost and thereafter adjusting for amortization of premium or accretion of discount to maturity.

   FEDERAL INCOME TAXES. Each Portfolio is treated as a separate entity for federal income tax purposes and each Portfolio intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute all of its taxable and tax-exempt income to its shareholders. Therefore, no federal income tax provision has been made. At September 30, 1998, the U.S. Government Portfolio, the Money Market Portfolio and the Rodney Square Tax-Exempt Fund had a net tax basis capital loss carryforward available to offset future capital gains of approximately $6,000, $41,000 and $2,000, respectively, which will expire as follows:

                                             CAPITAL LOSS          EXPIRATION
                                             CARRYFORWARD             DATE
                                             ------------          ----------
         U.S. Government Portfolio ........     $ 6,000             09/30/03
         Money Market Portfolio ...........     $25,000             09/30/02
         Money Market Portfolio ...........     $15,000             09/30/05
         Money Market Portfolio ...........     $ 1,000             09/30/06
         Rodney Square Tax-Exempt Fund ....     $ 2,000             09/30/02

   INTEREST INCOME AND DIVIDENDS TO SHAREHOLDERS. Interest income is accrued as earned. Dividends to shareholders of each Portfolio are declared daily from net investment income, which consist of accrued interest and discount earned (including original issue discount), less amortization of premium and the accrued expenses applicable to the dividend period. For the Rodney Square Tax-Exempt Fund only, the tax-exempt portion of each dividend is determined uniformly, based on the ratio of the Fund's tax-exempt and taxable income, if any, for the entire fiscal year.

THE RODNEY SQUARE FUND & THE RODNEY SQUARE TAX-EXEMPT FUND
----------------------------------------------------------
    NOTES TO FINANCIAL STATEMENTS -- CONTINUED
================================================================================

   REPURCHASE AGREEMENTS. The Rodney Square Fund, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to 101% of the resale price. Rodney Square Management Corporation ("RSMC"), the Fund Manager, is responsible for determining that the amount of these underlying securities is maintained at a level such that their market value is at all times equal to 101% of the resale price. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation.

   USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

   OTHER. Investment security transactions are accounted for on a trade date basis. The Funds use the specific identification method for determining realized gain and loss on investments for both financial and federal income tax reporting purposes. Obligations of agencies and instrumentalities of the U.S. Government are not direct obligations of the U.S. Treasury and, thus, may or may not be backed by the "full faith and credit" of the United States. Payment of interest and principal on these obligations, although generally backed directly or indirectly by the U.S. Government, may be backed solely by the issuing instrumentality.

   The Money Market Portfolio invests in short-term unsecured debt instruments of corporate issuers. The ability of a corporate issuer to meet its obligations may be affected by economic developments in a specific industry or region. The Money Market Portfolio's investments in certificates of deposit, commercial paper, corporate notes and time deposits of domestic and foreign banks represented in the aggregate approximately 41.1% of its total investments on September 30, 1998.

   Approximately 65.2% of the investments by the Rodney Square Tax-Exempt Fund on September 30, 1998 were insured by private issuers that guarantee payments of principal and interest in the event of default or were backed by letters of credit issued by domestic and foreign banks or financial institutions.

3. MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES. The Funds employ RSMC, a wholly owned subsidiary of Wilmington Trust Company ("WTC"), to serve as Fund Manager to each of the Funds pursuant to separate management agreements each dated August 9, 1991, as amended (the "Management Agreements"). Under the Management Agreements, RSMC, subject to the supervision of the Funds' Boards of Trustees, directs the investments of the Portfolios in accordance with each Portfolio's investment objective, policies and limitations. Also under the Management Agreements, RSMC is responsible for administrative services such as compliance monitoring and corporate management. For its services, the Funds pay RSMC a monthly fee at the annual rate of 0.47% of each Portfolio's first $1 billion of average daily net assets; 0.43% of each Portfolio's next $500 million of average daily net assets; 0.40% of each Portfolio's next $500 million of average daily net assets; and 0.37% of each Portfolio's average daily net assets in excess of $2 billion. Prior to June 29, 1998, the Funds paid a monthly fee at the annual rate of 0.47% of each Portfolio's average daily net assets for these services.

THE RODNEY SQUARE FUND & THE RODNEY SQUARE TAX-EXEMPT FUND
----------------------------------------------------------
    NOTES TO FINANCIAL STATEMENTS -- CONTINUED
================================================================================

   Effective February 2, 1998, each Fund entered into a Sub-Administration and Accounting Services Agreement with PFPC Inc. ("PFPC"), whereby PFPC serves as Sub-Administrator and Accounting Agent of each Fund. The Funds will not pay PFPC any fees for sub-administration services, as RSMC pays for the provision of these services out of its management fee. For accounting services, each Fund pays PFPC an annual amount of $50,000 per Portfolio, plus an annual amount equal to 0.02% of each Portfolio's average daily net assets in excess of $100 million. For the period February 2, 1998 through September 30, 1998, PFPC's fees for accounting services amounted to $102,876 for the U.S. Government Portfolio, $211,102 for the Money Market Portfolio and $67,753 for the Rodney Square Tax-Exempt Fund. Prior to February 2, 1998, RSMC determined the net asset value per share and provided all fund accounting services pursuant to separate Accounting Services Agreements with each Fund. Fees paid to RSMC for the period October 1, 1997 through February 1, 1998 amounted to $41,471 for the U.S. Government Portfolio, $93,400 for the Money Market Portfolio and $29,847 for the Rodney Square Tax-Exempt Fund.

   WTC serves as custodian of the assets of the Funds and is paid for its provision of this service by RSMC out of its management fee. The Funds reimburse WTC for its related out-of-pocket expenses, if any, incurred in connection with the performance of these services. Effective February 2, 1998, WTC entered into a Sub-Custodian Services Agreement with PNC Bank, N.A. ("PNC"), whereby PNC serves as Sub-Custodian of the Funds' assets. The Funds do not pay PNC any fees for custodial services, as RSMC pays for the provision of these services out of its management fee. The Funds reimburse PNC for its related out-of-pocket expenses, if any, incurred in connection with the performance of these services.

   Effective February 2, 1998, each Fund entered into a Transfer Agency Services Agreement with PFPC, whereby PFPC serves as transfer agent and dividend disbursing agent for each Fund. RSMC pays PFPC for the provision of these services out of its management fee. Any related out-of-pocket expenses reasonably incurred by PFPC or its agents for the provision of such services are reimbursed by the Fund. Prior to February 2, 1998, RSMC served as transfer agent and dividend disbursing agent for the Funds.

   Pursuant to a Distribution Agreement with each Fund dated December 31, 1992, Rodney Square Distributors, Inc. ("RSD"), a wholly owned subsidiary of WTC, manages the Funds' distribution efforts and provides assistance and expertise in developing marketing plans and materials. The Funds' Board of Trustees have adopted, and shareholders have approved, distribution plans pursuant to Rule 12b-1 under the 1940 Act (the "12b-1 Plans"), to allow each Fund to reimburse RSD for certain expenses incurred in connection with distribution activities. The Trustees have authorized a payment of up to 0.20% of each Portfolio's average daily net assets annually to reimburse RSD for such expenses.

THE RODNEY SQUARE FUND & THE RODNEY SQUARE TAX-EXEMPT FUND
----------------------------------------------------------
    REPORT OF INDEPENDENT AUDITORS
================================================================================

REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

To the Shareholders and Trustees of the Rodney Square Fund and the Rodney Square Tax-Exempt Fund:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the Rodney Square Fund (comprising, respectively, the U.S. Government and the Money Market Portfolios) and the Rodney Square Tax-Exempt Fund (the "Funds") as of September 30, 1998, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 1998 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting the Rodney Square Fund and the Rodney Square Tax-Exempt Fund at September 30, 1998, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles.

                                                      /s/  ERNST & YOUNG LLP

Philadelphia, Pennsylvania
November 6, 1998

THE RODNEY SQUARE FUND & THE RODNEY SQUARE TAX-EXEMPT FUND
----------------------------------------------------------
    TAX INFORMATION (UNAUDITED)
================================================================================

Pursuant to Section 852 of the Internal Revenue Code of 1986, as amended, the Rodney Square Tax-Exempt Fund designates dividends in the amount of $10,319,079 as tax-exempt dividends.

In January, 1999 shareholders of the Funds will receive Federal income tax information on all distributions paid to their accounts in calendar year 1998, including any distributions paid between September 30, 1998 and December 31, 1998.

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

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

                                    TRUSTEES
                                  Eric Brucker
                                 Fred L. Buckner
                               Robert J. Christian
                                John J. Quindlen
                              --------------------

                                    OFFICERS
                         Robert J. Christian, PRESIDENT
                       Joseph M. Fahey,Jr., VICE PRESIDENT
                   John J. Kelley, VICE PRESIDENT & TREASURER
                         Carl M. Rizzo, Esq., SECRETARY
                     Mary Jane Maloney, ASSISTANT SECRETARY
                     John C. McDonnell, ASSISTANT TREASURER
                  --------------------------------------------

                                  FUND MANAGER
                      Rodney Square Management Corporation
                               Rodney Square North
                               1100 N. Market St.
                            Wilmington, DE 19890-0001
                       ----------------------------------

                               SUB-ADMINISTRATOR,
                               TRANSFER AGENT AND
                                ACCOUNTING AGENT
                                    PFPC Inc.
                              400 Bellevue Parkway
                              Wilmington, DE 19809
                         -----------------------------

                                    CUSTODIAN
                            Wilmington Trust Company
                               Rodney Square North
                               1100 N. Market St.
                            Wilmington, DE 19890-0001
                          ---------------------------

                                   DISTRIBUTOR
                        Rodney Square Distributors, Inc.
                               Rodney Square North
                               1100 N. Market St.
                            Wilmington, DE 19890-0001
                        --------------------------------

                                  LEGAL COUNSEL
                           Kirkpatrick & Lockhart LLP
                        --------------------------------

                              INDEPENDENT AUDITORS
                                Ernst & Young LLP
                             ----------------------

THIS REPORT IS SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE FUNDS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS IN THE FUNDS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.

RS02 9/98